Related Party Transactions and Balanes (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Related Party Transactions and Balanes (Details) [Line Items]
Equity interest percentage	47.00%
Shanghai Xingzhong Investment Management LLP [Member]
Related Party Transactions and Balanes (Details) [Line Items]
Related party transaction balance	$ 392,305